UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of February 28, 2013 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)
Common Stocks* – 93.3% of Net Assets

	Australia – 9.7%
5,983	Amcor Ltd.(b)	$56,096
12,574	Aurizon Holdings Ltd.(b)	51,643
7,786	Australia & New Zealand Banking Group Ltd.(b)	227,695
9,070	BHP Billiton Ltd.(b)	339,564
8,555	Brambles Ltd.(b)	76,333
5,010	Cardno Ltd.(b)	36,580
4,303	Commonwealth Bank of Australia(b)	294,952
1,497	CSL Ltd.(b)	91,738
1,130	McMillan Shakespeare Ltd.(b)	17,701
6,515	National Australia Bank Ltd.(b)	200,499
5,180	New Hope Corp. Ltd.(b)	21,793
2,909	Newcrest Mining Ltd.(b)	66,689
6,013	Oil Search Ltd.(b)	47,388
2,662	Orica Ltd.(b)	74,147
5,088	Origin Energy Ltd.(b)	63,016
3,321	Premier Investments Ltd.(b)	26,833
4,406	QBE Insurance Group Ltd.(b)	60,002
2,147	Rio Tinto Ltd.(b)	146,112
5,713	SAI Global Ltd.(b)	21,120
7,081	Suncorp Group Ltd.(b)	81,226
32,567	Telstra Corp. Ltd.(b)	152,434
3,357	Wesfarmers Ltd.(b)	140,479
7,577	Westfield Group(b)	86,586
8,232	Westpac Banking Corp.(b)	258,248
2,001	Woodside Petroleum Ltd.(b)	76,348
3,110	Woolworths Ltd.(b)	110,975

		2,826,197

	Euro Zone – 27.8%
1,724	Accor S.A.(b)	62,042
2,438	Allianz SE, (Registered)(b)	332,387
1,409	Alstom S.A.(b)	61,929
3,205	Anheuser-Busch InBev NV(b)	300,356
31,271	Banco Bilbao Vizcaya Argentaria S.A.(b)	302,932
53,010	Banco Santander S.A.(b)	401,384
4,379	BASF SE(c)	411,261
3,633	Bayer AG, (Registered)(b)	358,794
565	Belgacom S.A.(b)	15,764
5,196	BNP Paribas S.A.(b)	290,634
1,196	Bouygues S.A.(b)	33,707
454	Casino Guichard Perrachon S.A.(b)	45,569
5,225	Daimler AG, (Registered)(b)	310,371
2,604	Danone S.A.(b)	180,391
4,972	Deutsche Bank AG, (Registered)(b)	226,995
9,340	E.ON AG(b)	155,606
2,143	Electricite de France S.A.(b)	40,436
14,424	ENI SpA(b)	328,287
14,215	France Telecom S.A.(b)	137,103
106,788	Intesa Sanpaolo SpA(b)	146,844

Shares	Description	Value (†)
Common Stocks* – continued

	Euro Zone – continued
349	Kerry Group PLC, Class A(b)	$19,524
437	Kone OYJ, Class B(b)	35,258
1,349	Koninklijke DSM NV(b)	78,790
1,094	Legrand S.A.(b)	50,134
194	Linde AG(b)	35,116
1,482	LVMH Moet Hennessy Louis Vuitton S.A.(b)	254,314
225	Pernod-Ricard S.A.(b)	29,140
2,261	Sampo OYJ, A Shares(b)	83,366
5,598	Sanofi(c)	528,662
4,183	SAP AG(c)	326,652
3,277	Schneider Electric S.A.(b)	250,995
1,720	SCOR SE(b)	48,576
692	SES S.A.(b)	21,280
3,644	Siemens AG, (Registered)(c)	378,214
10,885	Snam SpA(b)	51,541
4,227	Societe Generale S.A.(b)(d)	161,127
282	Sodexo(b)	26,088
46,529	Telecom Italia SpA(b)	30,089
23,316	Telefonica S.A.(c)	304,329
620	Thales S.A.(b)	21,790
2,212	ThyssenKrupp AG(b)(d)	49,704
10,094	Total S.A.(c)	503,950
393	Umicore S.A.(b)	19,585
7,395	Unilever NV(b)	286,788
4,206	Vinci S.A.(b)	193,891
717	Volkswagen AG(b)	147,296
689	Wereldhave NV(b)	48,208

		8,127,199

	Hong Kong – 3.4%
16,973	AIA Group Ltd.(b)	73,838
120,358	Bank of China Ltd., Class H(b)	56,889
119,564	China Construction Bank Corp., Class H(b)	98,497
7,626	China Mobile Ltd.(b)	83,740
8,952	China Shenhua Energy Co. Ltd., Class H(b)	33,856
3,620	CLP Holdings Ltd.(b)	31,155
26,320	CNOOC Ltd.(b)	51,508
2,420	Hang Seng Bank Ltd.(b)	38,949
3,305	Hong Kong Exchanges & Clearing Ltd.(b)	59,427
17,381	HSBC Holdings PLC(b)	191,896
103,977	Industrial & Commercial Bank of China Ltd., Class H(b)	74,543
8,600	MTR Corp. Ltd.(b)	35,562
33,452	PetroChina Co. Ltd., Class H(b)	45,847
1,662	Tencent Holdings Ltd.(b)	57,272
7,034	Wharf Holdings Ltd.(b)	61,570

		994,549

	Japan – 20.4%
4,574	Advantest Corp.(b)	65,656
1,674	Air Water, Inc.(b)	22,657
4,424	Alps Electric Co. Ltd.(b)	28,716
2,864	Asahi Group Holdings Ltd.(b)	72,310
2,307	Astellas Pharma, Inc.(b)	124,619

Shares	Description	Value (†)
Common Stocks* – continued

	Japan – continued
2,924	Bridgestone Corp.(b)	$89,736
3,722	Canon, Inc.(b)(c)	134,697
2,978	Chiyoda Corp.(b)	37,187
2,407	Coca-Cola West Co. Ltd.(b)	41,210
2,934	Credit Saison Co. Ltd.(b)	62,457
3,616	Daiichi Sankyo Co. Ltd.(b)	64,673
2,522	Daikin Industries Ltd.(b)	93,566
3,568	Dainippon Screen Manufacturing Co. Ltd.(b)	17,790
3,000	Denso Corp.(b)	126,000
2,707	Dentsu, Inc.(b)	84,310
2,580	Eisai Co. Ltd.(b)	114,894
2,085	FANUC Corp.(b)(c)	321,502
1,983	Fast Retailing Co. Ltd.(b)(c)	544,355
3,481	FUJIFILM Holdings Corp.(b)	66,826
586	Hamamatsu Photonics KK(b)	23,251
4,197	Hankyu Hanshin Holdings, Inc.(b)	23,025
9,018	Hanwa Co. Ltd.(b)	38,006
3,539	Hitachi Construction Machinery Co. Ltd.(b)	81,242
4,910	Honda Motor Co. Ltd.(b)(c)	183,627
369	Idemitsu Kosan Co. Ltd.(b)	33,524
1,275	Ito En Ltd.(b)	25,819
2,489	Japan Tobacco, Inc.(b)	78,588
2,616	JGC Corp.(b)	72,196
4,594	JTEKT Corp.(b)	45,801
3,648	Kamigumi Co. Ltd.(b)	31,586
7,809	Kaneka Corp.(b)	43,180
2,368	Kao Corp.(b)	75,776
2,117	KDDI Corp.(b)(c)	158,999
2,368	Keikyu Corp.(b)	20,915
3,623	Kokuyo Co. Ltd.(b)	24,726
3,173	Komatsu Ltd.(b)	79,903
2,227	Konami Corp.(b)	43,266
1,077	Kurita Water Industries Ltd.(b)	21,502
2,170	Kyocera Corp.(b)(c)	188,767
165	Lawson, Inc.(b)	12,272
925	MISUMI Group, Inc.(b)	23,597
3,677	Mitsubishi Corp.(b)	72,843
3,339	Mitsubishi Estate Co. Ltd.(b)	83,239
721	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	33,316
4,714	Mitsui & Co. Ltd.(b)	69,784
3,420	Mitsui Fudosan Co. Ltd.(b)	86,991
2,151	Nagase & Co. Ltd.(b)	24,099
9,366	Nagoya Railroad Co. Ltd.(b)	28,793
2,580	Nikon Corp.(b)	57,962
7,854	Nomura Holdings, Inc.(b)	45,058
26	NTT Data Corp.(b)	82,571
6,100	OKUMA Corp.(b)	44,178
3,489	Ricoh Co. Ltd.(b)	37,437
2,384	Secom Co. Ltd.(b)	122,387
6,860	Seino Holdings Corp.(b)	51,547
2,488	Seven & I Holdings Co. Ltd.(b)	72,620
2,571	Shin-Etsu Chemical Co. Ltd.(b)(c)	158,060
2,967	Shionogi & Co. Ltd.(b)	60,450

Shares	Description	Value (†)
Common Stocks* – continued

	Japan – continued
6,201	Softbank Corp.(b)(c)	$229,677
5,193	Sumitomo Corp.(b)	63,418
4,032	Sumitomo Metal Mining Co. Ltd.(b)	63,478
3,022	Sumitomo Realty & Development Co. Ltd.(b)	102,166
2,564	Suzuki Motor Corp.(b)	61,300
3,629	Taiyo Nippon Sanso Corp.(b)	25,444
3,169	Taiyo Yuden Co. Ltd.(b)	34,833
2,498	Takeda Pharmaceutical Co. Ltd.(b)	129,112
2,223	TDK Corp.(b)	76,647
2,502	Terumo Corp.(b)	109,715
2,251	Tokyo Electron Ltd.(b)(c)	104,477
7,020	Toyo Ink SC Holdings Co. Ltd.(b)	30,275
437	Toyo Suisan Kaisha Ltd.(b)	12,800
2,683	Toyota Motor Corp.(b)	137,798
3,788	Toyota Tsusho Corp.(b)	96,546
2,479	Trend Micro, Inc.(b)	70,118
3,353	Yamato Holdings Co. Ltd.(b)	56,083

		5,977,951

	Switzerland – 9.7%
468	Aryzta AG(b)	26,844
880	Baloise Holding AG, (Registered)(b)	78,814
393	Bank Sarasin & Cie AG, (Registered), Class B(b)(d)	11,078
1,919	Clariant AG, (Registered)(b)	29,118
248	Dufry AG, (Registered)(b)(d)	33,677
2,234	EFG International AG(b)	28,343
2,414	GAM Holding AG(b)	40,820
501	Gategroup Holding AG(b)	10,018
385	Kuehne & Nagel International AG, (Registered)(b)	44,129
930	Logitech International S.A., (Registered)(b)	6,268
596	Meyer Burger Technology AG(b)(d)	5,167
10,580	Nestle S.A., (Registered)(c)	738,595
1,008	Nobel Biocare Holding AG, (Registered)(b)	9,758
8,602	Novartis AG, (Registered)(b)(c)	582,511
2,571	OC Oerlikon Corp. AG, (Registered)(b)	31,397
2,245	Roche Holding AG(b)	513,674
462	Schindler Holding AG(b)	71,448
3,187	Schmolz & Bickenbach AG, (Registered)(b)	8,591
178	Sonova Holding AG, (Registered)(b)	21,293
320	Sulzer AG, (Registered)(b)	55,793
1,226	Swatch Group AG (The), (Registered)(b)	124,450
398	Swiss Life Holding AG, (Registered)(b)	65,086
676	Temenos Group AG, (Registered)(b)(d)	15,288
1,432	Transocean Ltd.(b)(d)	75,487
14,220	UBS AG, (Registered)(b)	224,680

		2,852,327

	United Kingdom – 22.3%
2,056	African Barrick Gold PLC(b)	8,163
4,505	Anglo American PLC(b)	130,540
4,042	AstraZeneca PLC(b)	183,285
3,187	Babcock International Group PLC(b)	51,810
5,031	Balfour Beatty PLC(b)	21,728

Shares	Description	Value (†)
Common Stocks* – continued

	United Kingdom – continued
37,546	Barclays PLC(b)	$174,210
1,124	Berkeley Group Holdings PLC(b)(d)	32,449
10,118	BG Group PLC(b)	178,416
7,702	BHP Billiton PLC(b)	243,043
57,321	BP PLC(b)(c)	384,367
5,979	British American Tobacco PLC(c)	311,048
29,061	BT Group PLC(b)	117,951
2,865	Bunzl PLC(b)	54,681
9,425	Capital & Counties Properties PLC(b)	37,824
5,335	Catlin Group Ltd.(b)	40,806
2,525	Close Brothers Group PLC(b)	39,948
974	Croda International PLC(b)	38,187
920	Derwent London PLC(b)	30,665
8,328	Diageo PLC(b)	249,725
4,607	Ferrexpo PLC(b)	15,784
14,663	GlaxoSmithKline PLC(c)	323,125
3,847	Great Portland Estates PLC(b)	28,656
3,998	Greene King PLC(b)	42,192
5,085	Halma PLC(b)	37,936
13,970	Hays PLC(b)	20,721
3,691	Hiscox Ltd.(b)	29,163
53,468	HSBC Holdings PLC(b)(c)	592,194
3,729	IG Group Holdings PLC(b)	27,847
4,756	Inchcape PLC(b)	36,342
4,337	Invensys PLC(b)	23,483
1,386	Jardine Lloyd Thompson Group PLC(b)	16,747
3,458	John Wood Group PLC(b)	40,113
8,051	Ladbrokes PLC(b)	28,007
18,155	Marston’s PLC(b)	38,621
7,532	Meggitt PLC(b)	51,767
10,416	Melrose Industries PLC(b)	40,774
13,675	National Grid PLC(b)	151,085
4,462	Pennon Group PLC(b)	44,273
1,987	Petropavlovsk PLC(b)	9,053
11,861	Prudential PLC(b)	176,050
2,421	Reckitt Benckiser Group PLC(b)	162,350
20,368	Rentokil Initial PLC(b)	28,522
4,555	Restaurant Group PLC(b)	28,903
4,185	Rio Tinto PLC(c)	223,782
661	Rotork PLC(b)	28,535
17,839	Royal Dutch Shell PLC, A Shares(c)	585,914
3,676	SABMiller PLC(b)	182,374
857	Spirax-Sarco Engineering PLC(b)	31,141
6,626	Standard Chartered PLC(b)	179,860
1,469	Telecity Group PLC(b)	20,790
26,053	Tesco PLC(b)	145,851
986	Ultra Electronics Holdings PLC(b)	25,261
4,404	Unilever PLC(b)	175,383
148,934	Vodafone Group PLC(b)	373,556
2,500	WH Smith PLC(b)	25,537
7,636	WPP PLC(b)	121,671

Shares	Description	Value (†)
Common Stocks* – continued

	United Kingdom – continued
5,433	Xstrata PLC(b)	$95,357

		6,537,566

	Total Common Stocks (Identified Cost $24,537,963)	27,315,789

Contracts
Purchased Options(e) – 0.4%

	Index Options – 0.4%
39	On EURO STOXX 50®, Put expiring March 15, 2013 at 2350	1,343
65	On EURO STOXX 50®, Put expiring April 19, 2013 at 2300	8,565
73	On EURO STOXX 50®, Put expiring April 19, 2013 at 2350	13,790
54	On EURO STOXX 50®, Put expiring May 17, 2013 at 2250	12,339
13	On FTSE 100 Index, Put expiring March 15, 2013 at 5500	341
20	On FTSE 100 Index, Put expiring April 19, 2013 at 5700	3,976
19	On FTSE 100 Index, Put expiring May 17, 2013 at 5700	7,613
14	On FTSE 100 Index, Put expiring June 21, 2013 at 5600	8,947
2	On Hang Seng Index®, OTC Put expiring March 27, 2013 at 21600(f)	706
4	On Hang Seng Index®, OTC Put expiring April 29, 2013 at 21000(f)	1,876
7	On Nikkei 225™ Index, Put expiring April 12, 2013 at 9500	1,432
6	On Nikkei 225™ Index, Put expiring April 12, 2013 at 9750	1,909
10	On Nikkei 225™ Index, Put expiring April 12, 2013 at 10000	4,672
10	On Nikkei 225™ Index, Put expiring May 10, 2013 at 10000	8,592
15	On Nikkei 225™ Index, Put expiring June 14, 2013 at 10000	21,398
9	On S&P ASX 200 Index, OTC Put expiring March 21, 2013 at 4200(f)	97
9	On S&P ASX 200 Index, OTC Put expiring March 21, 2013 at 4300(f)	143
10	On S&P ASX 200 Index, OTC Put expiring March 21, 2013 at 4350(f)	205
9	On S&P ASX 200 Index, OTC Put expiring April 18, 2013 at 4450(f)	778
9	On S&P ASX 200 Index, OTC Put expiring April 18, 2013 at 4550(f)	1,004
17	On S&P ASX 200 Index, OTC Put expiring June 20, 2013 at 4550(f)	5,195
5	On Swiss Market Index, Put expiring March 15, 2013 at 6300	24
7	On Swiss Market Index, Put expiring April 19, 2013 at 6700	674
22	On Swiss Market Index, Put expiring May 17, 2013 at 6600	4,396

	Total Purchased Options (Identified Cost $165,282)	110,015

Principal Amount	Description	Value (†)
Short-Term Investments – 5.1%
$ 1,488,523	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2013 at 0.000% to be repurchased at $1,488,523 on 3/01/2013 collateralized by $1,515,000 Federal National Mortgage Association, 0.500% due 9/28/2015 valued at $1,520,681 including accrued interest(g) (Identified Cost $1,488,523)	1,488,523

Contracts	Description	Value (†)
	Total Investments – 98.8% (Identified Cost $26,191,768)(a)	28,914,327
	Other assets less liabilities – 1.2%	364,244

	Net Assets – 100.0%	$29,278,571

Written Options(e) – (2.5%)

	Index Options – (2.5%)
81	On EURO STOXX 50®, OTC Call expiring March 15, 2013 at 2600(f)	(63,014)
39	On EURO STOXX 50®, OTC Call expiring March 15, 2013 at 2650(f)	(16,079)
57	On EURO STOXX 50®, OTC Call expiring April 19, 2013 at 2600(f)	(63,479)
54	On EURO STOXX 50®, OTC Call expiring April 19, 2013 at 2650(f)	(40,611)
12	On FTSE 100 Index, OTC Call expiring March 15, 2013 at 6100(f)	(46,213)
12	On FTSE 100 Index, OTC Call expiring March 15, 2013 at 6300(f)	(15,393)
15	On FTSE 100 Index, OTC Call expiring March 15, 2013 at 6350(f)	(12,491)
12	On FTSE 100 Index, OTC Call expiring April 19, 2013 at 6250(f)	(28,932)
15	On FTSE 100 Index, OTC Call expiring April 19, 2013 at 6350(f)	(21,381)
3	On Hang Seng Index®, OTC Call expiring March 27, 2013 at 22800(f)	(8,301)
3	On Hang Seng Index®, OTC Call expiring March 27, 2013 at 23600(f)	(1,984)
13	On Nikkei 225™, OTC Call expiring March 08, 2013 at 11000(f)	(78,211)
7	On Nikkei 225™, OTC Call expiring March 08, 2013 at 11250(f)	(25,821)
8	On Nikkei 225™, OTC Call expiring April 12, 2013 at 11000(f)	(56,910)
6	On Nikkei 225™, OTC Call expiring April 12, 2013 at 11250(f)	(32,661)
7	On Nikkei 225™, OTC Call expiring April 12, 2013 at 11500(f)	(27,187)
7	On Nikkei 225™, OTC Call expiring May 10, 2013 at 11500(f)	(35,627)
9	On S&P ASX 200 Index, OTC Call expiring March 21, 2013 at 4700(f)	(35,478)
9	On S&P ASX 200 Index, OTC Call expiring March 21, 2013 at 4925(f)	(15,184)
14	On S&P ASX 200 Index, OTC Call expiring March 21, 2013 at 5000(f)	(15,648)
12	On S&P ASX 200 Index, OTC Call expiring April 18, 2013 at 4875(f)	(29,093)
10	On S&P ASX 200 Index, OTC Call expiring April 18, 2013 at 4950(f)	(18,480)
12	On Swiss Market Index, OTC Call expiring March 15, 2013 at 7400(f)	(23,153)
8	On Swiss Market Index, OTC Call expiring March 15, 2013 at 7450(f)	(11,888)
14	On Swiss Market Index, OTC Call expiring March 15, 2013 at 7500(f)	(15,518)

	Total Written Options (Premiums Received $577,489)	$(738,737)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. International index options traded on foreign exchanges are valued at the most recent settlement price. Over-the-counter (“OTC”) international index options are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service. OTC international index options not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. Additionally, the Fund may hold index options traded in foreign markets. If events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities or options, such securities or options are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities or options, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At February 28, 2013, approximately 95% of the market value of investments and 100% of the market value of written options were fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

*	Common stocks are grouped by geographical regions that correspond to the markets underlying each of the indices on which the Fund writes call options and buys put options.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At February 28, 2013, the net unrealized appreciation on investments based on a cost of $26,191,768 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,423,974
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(701,415)

Net unrealized appreciation	$2,722,559

At November 30, 2012, the Fund had a short-term capital loss carryforward of $983,410 with no expiration date and a long-term capital loss carryforward of $34,401 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.

(c)	All or a portion of this security has been pledged as collateral for outstanding call options.

(d)	Non-income producing security.

(e)	The Fund’s investment strategy makes use of exchange-traded and over-the-counter (“OTC”) index options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(f)	Counterparty is UBS AG.

(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

OTC	Over-the-Counter

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$26,833	$2,799,364	$—	$2,826,197
Euro Zone	19,524	8,107,675	—	8,127,199
All Other Common Stocks*	—	16,362,393	—	16,362,393

Total Common Stocks	46,357	27,269,432	—	27,315,789

Purchased Options*	—	110,015	—	110,015
Short-Term Investments	—	1,488,523	—	1,488,523

Total	$46,357	$28,867,970	$—	$28,914,327

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options	$—	$(738,737)	$—	$(738,737)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $44,368 were transferred from Level 2 to Level 1 during the period ended February 28, 2013. At November 30, 2012, these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities; at February 28, 2013, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options contracts.

The Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The Fund typically sells call options and buys put options on market indices that represent a significant portion of the capitalization in each of the markets in which the Fund’s equity investments are traded. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended February 28, 2013, the Fund used written index call options and purchased index put options in accordance with this objective.

The Fund is party to agreements with counterparties that govern transactions in OTC option contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of February 28, 2013, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(728,733)	$8,105,751

Over-the-counter options are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. As of February 28, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities pledged to counterparties as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $8,115,755 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $8,105,751.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral for OTC option contracts is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between the Fund and the counterparties. This risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of February 28, 2013:

Asset Derivatives	Equity Contracts
Purchased Options (at value)	$110,015

Liability Derivatives	Equity Contracts
Written Options (at value)	$(738,737)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at February 28, 2013 (Unaudited)

Commercial Banks	12.6%
Pharmaceuticals	10.1
Oil, Gas & Consumable Fuels	8.1
Food Products	4.9
Metals & Mining	4.7
Insurance	3.7
Chemicals	3.2
Machinery	3.2
Beverages	3.0
Wireless Telecommunication Services	2.9

Automobiles	2.9
Diversified Telecommunication Services	2.6
Specialty Retail	2.2
Capital Markets	2.1
Other Investments, less than 2% each	27.5
Short-Term Investments	5.1

Total Investments	98.8
Other assets less liabilities (including open written options)	1.2

Net Assets	100.0%

Country of Risk Summary at February 28, 2013 (Unaudited)

United Kingdom	21.2%
Japan	20.5
France	10.0
Germany	9.5
Switzerland	9.5
Australia	9.2
Spain	3.4
Netherlands	3.4
Other Investments, less than 2% each	7.0
Short-Term Investments	5.1

Total Investments	98.8
Other assets less liabilities (including open written options)	1.2

Net Assets	100.0%

Currency Exposure Summary at February 28, 2013 (Unaudited)

Euro	28.0%
British Pound	22.4
Japanese Yen	20.5
Swiss Franc	9.7
Australian Dollar	9.7
United States Dollar	5.1
Hong Kong Dollar	3.4

Total Investments	98.8
Other assets less liabilities (including open written options)	1.2

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 19, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 19, 2013